Note 2 - Business Combinations 2 (Details Textual) $ in Millions	9 Months Ended
Dec. 31, 2025 USD ($)
Location, Statement of Income, Balance [Axis]: us-gaap:SellingGeneralAndAdministrativeExpense
Payments to Acquire Businesses, Net of Cash Acquired	$ 1.3